Summary of Material Accounting Policy Information (Details) - Schedule of Subsidiaries Included in the Consolidated Financial Statements	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Gorilla Science & Technology Holding, Inc. (Gorilla BVI) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities			Information software and data processing services
Percentage of Ownership	100.00%		100.00%
ISSCore Technology, Inc.[Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities			Information software and data processing services
Percentage of Ownership	100.00%		100.00%
Telmedia Technology Limited (Telmedia) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities			Information software and data processing services
Percentage of Ownership	100.00%		100.00%
Gorilla SPAC Partners Co. (Global) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities			Dormant corporation
Percentage of Ownership	100.00%		100.00%
Gorilla Technology UK Limited (Gorilla UK) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities			Information software and data processing services
Percentage of Ownership	100.00%		100.00%
Gorilla Technology Egypt (Gorilla Egypt) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities			Information software and data processing services
Percentage of Ownership	100.00%
Gorilla Technology Inc. (Gorilla Taiwan) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities			Information software and data processing services
Percentage of Ownership	100.00%		100.00%
NSGUARD Technology Inc. (NSGURAD) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities			Information software and data processing services
Percentage of Ownership	100.00%		100.00%
Gorilla Technology Japan Inc. (Gorilla Japan) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities			Information software and data processing services
Percentage of Ownership	100.00%		100.00%
Gorilla Technology (India) Private Limited (Gorilla India) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities			Information software and data processing services
Percentage of Ownership	100%
Gorilla Distribution Partners Limited (Gorilla Distribution) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities			Software and hardware distribution services
Percentage of Ownership	55%
Gorilla Distribution Egypt [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Main Business Activities			Software and hardware distribution services
Percentage of Ownership	100%**	[1]

[1]	Incorporated in January 2024, not included 2023 consolidated financial statements.